Subsequent Events (Details) $ / shares in Units, ¥ in Millions					12 Months Ended
		Dec. 06, 2024 $ / shares shares	Nov. 12, 2024 USD ($) $ / shares shares	Jul. 15, 2024 USD ($) $ / shares shares	Sep. 30, 2024 USD ($) $ / shares shares	Mar. 24, 2025 USD ($) $ / shares shares	Dec. 20, 2024	Sep. 30, 2024 CNY (¥) shares	Sep. 27, 2024 USD ($) $ / shares shares	Sep. 30, 2023 USD ($) $ / shares shares	Sep. 26, 2022
Subsequent Events [Line Items]
Ordinary shares, shares issued	[1]				42,880			42,880		6,062
Ordinary shares, par value (in Dollars per share) | $ / shares	[1]				$ 11.25					$ 11.25
Share capital (in Dollars) | $									$ 140,625,000
Ordinary shares, shares authorized	[1]				11,250,000			11,250,000		11,250,000
Gross proceeds from offering (in Dollars) | $				$ 24,625,000	$ 15,000,000
Other receivable | $					$ 5,666,596					$ 1,920,251
Ordinary shares [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.28125	$ 0.01875	$ 0.003125				$ 0.01875
Share capital (in Dollars) | $									$ 3,125,000
Ordinary shares, shares authorized									150,000,000
Shares issued				20,000,000	33,333 [2]
Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred shares									750,000,000
Preferred shares par value (in Dollars per share) | $ / shares									$ 0.01875
Yunnan Faxi [Member]
Subsequent Events [Line Items]
Ownership percentage											51.00%
Other receivable					$ 3,562,472			¥ 25
Subsequent Event [Member]
Subsequent Events [Line Items]
Shares issued			1
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.28125
Share capital (in Dollars) | $			$ 140,625,000
Subsequent Event [Member] | Pre-funded Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase		18,362,000
Purchase price of offered share (in Dollars per share) | $ / shares		$ 0.79
Subsequent Event [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase		18,750,000
Subsequent Event [Member] | Ordinary shares [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued			15
Shares issued price per share (in Dollars per share) | $ / shares			$ 0.01875
Ordinary shares, par value (in Dollars per share) | $ / shares			$ 0.28125
Ordinary shares, shares authorized			450,000,000
Warrants to purchase		18,362,000
Subsequent Event [Member] | Preferred Stock [Member]
Subsequent Events [Line Items]
Preferred shares			50,000,000
Preferred shares par value (in Dollars per share) | $ / shares			$ 0.28125
Ordinary shares [Member] | Subsequent Event [Member]
Subsequent Events [Line Items]
Ordinary shares, par value (in Dollars per share) | $ / shares		$ 0.28125
Shares issued		388,000
Ordinary shares [Member] | Subsequent Event [Member] | Common Warrants [Member]
Subsequent Events [Line Items]
Warrants to purchase		18,750,000
Forecast [Member]
Subsequent Events [Line Items]
Ordinary shares, shares issued						40
Shares issued price per share (in Dollars per share) | $ / shares						$ 0.28125
Ordinary shares, par value (in Dollars per share) | $ / shares						$ 11.25
Share capital (in Dollars) | $						$ 140,625,000
Ordinary shares, shares authorized						11,250,000
Preferred shares						1,250,000
Preferred shares par value (in Dollars per share) | $ / shares						$ 11.25
Forecast [Member] | Yunnan Faxi [Member]
Subsequent Events [Line Items]
Ownership percentage							51.00%

[1]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.
[2]	Retrospectively restated for effect of 15-for-1 and 40-for-1 share consolidations.